Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of related party transactions
Acquisition fees and expenses, Incurred	$ 24,994		$ 24,849
Operating expenses, Incurred	(981)		(584)
Asset management fees, Incurred	12,541		4,317		1,883
Property management fees, Incurred	(5,445)		(1,839)		(670)
Disposition fees, incurred	82		0
Costs advanced by the Advisor, Incurred	(969)		(2,357)
Dealer Manager fees, Incurred	23,281		10,959
Total, Incurred	68,293		44,905
Acquisition fees and expenses, Paid	26,912		22,931
Operating expenses, Paid	930		550
Asset management fees, Paid	12,014		3,786
Disposition fees, Paid	82		0
Property management fees, Paid	4,913		1,943
Costs advanced to the Advisor, Paid	1,248		2,215
Dealer Manager fees, Paid	23,378		10,886
Total, Paid	69,477		42,311
Acquisition fees and expenses, Payable	0		1,918
Operating expenses, Payable	202		151
Asset management fees, Payable	1,254		727
Dispositions Fees, Payable	0		0
Property management fees, Payable	499		(33)
Costs advanced by the Advisor, Payable	0		279
Dealer Manager fees, Payable	0		97
Total, Payable	$ 1,955	[1]	$ 3,139	[1]

[1]	Balances are net of liabilities due to affiliates included in real estate held for sale.